Earnings per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented			2,000,000.0
Ordinary shares | Global Blue Management Incentive Plan
Earnings per share [line items]
Number of instruments that are antidilutive in period presented		6,400,000	8,000,000.0
Warrants liabilities
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	30,735,950	30,735,950	30,735,950